Long-Term Debt	9 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

Debt	December 31 , 2011	September 30, 2012
Current portion of long-term debt	$32,189,000	$203,882,125
Long-term debt	169,096,000	-
Total long-term debt	$201,285,000	$203,882,125

Details of the loan and credit facilities as of December 31, 2011 are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report.

The loan facilities are secured by first-priority mortgage over the Company’s vessels.

As of September 30, 2012 the Company was not in compliance with several financial and security coverage ratio covenants. The Company agreed with four of its lenders, subject to certain conditions, and is currently in negotiations with its other three lenders, to obtain waivers or to restructure the affected debt as discussed below:

(a) Commerzbank AG (Loan agreement dated August 12, 2011)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Minimum market value adjusted net worth of the group.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

The Company is currently in negotiations with Commerzbank AG to obtain waivers or to restructure the respective loan agreement.

(b) Unicredit Bank AG (Loan agreement dated November 19, 2007)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum total liabilities to EBITDA ratio.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Unicredit Bank AG, as described below:

• To defer a portion of eight of its scheduled quarterly installments. After exercising the deferral option, the outstanding loan amount as of September 30, 2012, of $26.087 million will be repaid in 8 consecutive quarterly installments of $0.500 million, followed by 8 consecutive quarterly installments of $1.356 million, plus a balloon repayment of $11.243 million payable simultaneously with the final installment in the third quarter of 2016.

• The loan bears interest at LIBOR plus a margin, which, from November 30, 2012 (the date of the supplemental agreement), will increase from 2.25% to (i) 2.75% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 5.00% on the amounts of the loan that have been deferred.

• The ratio of total liabilities to EBITDA is waived from September 30, 2012, until December 31, 2013, inclusive.

• The minimum requirement of market value adjusted net worth of the group is waived from September 30, 2012, until December 31, 2013, inclusive.

• The leverage ratio is waived from September 30, 2012, until December 31, 2013, inclusive.

• The aggregate fair market value of mortgaged vessels to outstanding loan ratio is waived from September 30, 2012, until December 31, 2013, inclusive.

Based on the supplemental agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum total liabilities to EBITDA ratio and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

(c) Bank of Scotland Plc (Loan agreement dated December 4, 2007)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum leverage ratio.

• Minimum working capital.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

On November 30, 2012, the Company entered into a second amending and restating agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Bank of Scotland Plc. As of September 30, 2012, the outstanding loan amount of the respective facility was $42.1 million.

The terms and conditions of the second amending and restating loan agreement, subject to the conditions described at the end of this note, are as follows:

• An extension of the facility to July 2015.

• The Company has agreed to an advance payment of $2.840 million in full and final settlement of the portion of the loan of one of the syndicate members equal to $4.733 million. The advance payment of $2.840 million was executed on December 10, 2012. The effect of the settlement will be accounted for in the fourth quarter of 2012.

• After the agreed advance payment of $2.840 million and the full and final settlement of the portion of the loan of $4.733 million, the outstanding $37.367 million is required to be repaid in 7 consecutive quarterly installments of $0.750 million commencing from December 9, 2012, followed by 4 consecutive quarterly installments of $1.000 million, plus a balloon repayment of $28.117 million payable on July 9, 2015.

• The loan bears interest at LIBOR, plus a margin of 2.75%.

• The Company shall maintain at all times with the lender, cash equivalents in an amount of no less than $0.5 million per mortgaged vessel.

• The Company shall maintain at all times liquid assets of no less than $0.5 million per vessel.

• The leverage ratio shall not be greater than 0.80:1.00 until December 31, 2014 and 0.75:1.00 thereafter.

• The minimum requirement of market value adjusted net worth of the group shall not be less than $75.0 million.

• The aggregate fair market value of the mortgaged vessels shall exceed 65% of the outstanding loan from March 31, 2013 until September 30, 2013, 70% until December 31, 2013, 85% until June 30, 2014, 95% until December 31, 2014 and 100% thereafter.

Based on the second amending and restating agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum leverage ratio, the breach of the minimum working capital and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

(d) Bank of Ireland (Loan agreement dated March 30, 2009)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum aggregate financial indebtedness to EBITDA ratio.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

On November 28, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Bank of Ireland, as discussed below:

• To extend the respective loan agreement from the second quarter of 2014 to the second quarter of 2017. The outstanding loan amount as of September 30, 2012, of $15.150 million is required to be repaid in 7 consecutive quarterly installments of $0.350 million, followed by 12 consecutive quarterly installments of $1.000 million, plus a balloon repayment of $0.700 million payable simultaneously with the final installment in the second quarter of 2017.

• The loan bears interest at LIBOR, plus a margin of 2.50%.

• The Company shall maintain at all times with the lender, cash equivalents in an amount of no less than $750,000.

• The ratio of the aggregate financial indebtedness to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 5.0:1.0.

• The minimum requirement of market value adjusted net worth of the group is waived until December 31, 2014 and thereafter, shall not be less than $50.0 million.

• The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.8:1.0.

• The aggregate fair market value of mortgaged vessels to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

Based on the supplemental agreement dated November 28, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum aggregate financial indebtedness to EBITDA ratio and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

(e) HSH Nordbank AG (Loan agreement dated July 31, 2008)

As of September 30, 2012, the Company was not in compliance with the following covenant:

• Minimum market value adjusted net worth of the group.

The Company is currently in negotiations with HSH Nordbank AG to obtain waivers or to restructure the respective loan agreement.

(f) HSBC Bank Plc (Loan agreement dated July 2, 2010)

As of September 30, 2012, the Company was not in compliance with the following covenant:

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio

On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with HSBC Bank Plc effective as from November 30, 2012, as discussed below:

• From November 30, 2012 (the date of the supplemental agreement) until December 31, 2013, the margin will increase from 2.60% to 3.00%, and thereafter, decrease back to 2.60% until the final maturity.

• The ratio of the total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not exceed 7.0:1.0.

• The ratio of EBITDA to interest expense is waived until December 31, 2013 and thereafter, shall not be less than 2.5:1.0.

• The minimum requirement of market value adjusted net worth of the group shall be at least $50.0 million until December 31, 2013 and $100.0 million thereafter.

• The ratio of total liabilities to value adjusted total assets is waived until December 31, 2013 and thereafter, shall not be greater than 0.8:1.0.

• The aggregate fair market value of mortgaged vessels shall exceed 105% of the outstanding loan ratio until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

Based on the supplemental agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that was outstanding as of September 30, 2012.

(g) Nordea Bank Finland Plc (Loan agreement dated May 5, 2011)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum aggregate financial indebtedness to EBITDA ratio.

• Minimum working capital.

The Company is currently in negotiations with Nordea Bank Finland Plc to obtain waivers or to restructure the respective loan agreement.

In addition, due to the delay in the delivery of Hull no. 625 (refer to Note 5), the vessel is now expected to be delivered after the availability period of the respective syndicated secured facility. The Company is currently in discussions with its lenders on extending the availability period.

All the above mentioned agreements that have been entered into subsequent to September 30, 2012, are subject to a number of conditions, including:

• All documentation to be satisfactory completed.

• An equity increase of minimum $10.0 million within 90 days after the signing of the respective documentation.

• All lenders agreeing to similar restructuring terms and granting similar waivers and terms.

Therefore, until these conditions are met, the Company’s long-term debt and the associated restricted cash, deferred financing fees and interest rate swap liabilities, have been classified as current as of September 30, 2012.